Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,105,000
Previously Paid Amount	0.00
Total Fee Amount	290.70
Total Offset Amount	0.00
Net Fee	290.70
Narrative - Max Aggregate Offering Price	$ 2,105,000
Final Prospectus	true